Non-Current Liabilities - Governmental Liabilities on Grants Received (Details) - Schedule of non-current liabilities - governmental liabilities on grants received	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of Non Current Liabilities Governmental Liabilities On Grants Received Abstract
Governmental liabilities on grants received	$ 6,084	$ 4,133	$ 5,175